Share-Based Compensation Expenses (Details)				12 Months Ended
	Jan. 03, 2019 CNY (¥)	Jan. 03, 2018 CNY (¥)	Jan. 03, 2017 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018
Share-Based Compensation Expenses (Details) [Line Items]
Ordinary shares issued (in Shares)				187,933,720
Ordinary shares exercised (in Shares)				187,933,720
Contractual life term						The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.
Recognized compensation expenses | $				$ 18,766,367	$ 62,073,367
Total unrecognized compensation cost (in Dollars) | $				$ 5,774,267
Weighted average period recognized or expected				1 year
2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase (in Shares)			187,933,720
Share Incentive Plan 2018 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase (in Shares)						119,674,780
Terms of award						Accordingly, 50%, 30% and 20% of the award options shall vest on December 31, each of the years 2020 to 2022, respectively, with expiration dates on December 31, each of the years 2025 to 2027.
Share awards granted on January 3, 2017 ("2018 Option") [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Recognized compensation expenses | ¥	¥ 15,886,067	¥ 39,715,168
December 31, 2017 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			60.00%
December 31, 2018 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			20.00%
December 31, 2019 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			20.00%
December 31, 2020 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights						50.00%
December 31, 2021 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights						30.00%
December 31, 2022 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights						20.00%
December 31, 2022 [Member] | 2018 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Risk-free rate expected term							6 years